Mercedes-Benz
Auto Receivables
T
rust 2025-1
Investor Report
Collection Period Ended
31-Mar-2025
Dates
Collection Period No.

Amounts in USD
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Class A-1, A-2B Notes (from... to)
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
1-Mar-2025
11-Apr-2025
14-Apr-2025
15-Apr-2025
17-Mar-2025
15-Mar-2025
31-Mar-2025
15-Apr-2025
15-Apr-2025
Actual/360 Days

30/360 Days

Summary
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal Note Balance
Initial
Balance
228,300,000.00
155,680,000.00
355,000,000.00
480,680,000.00
90,410,000.00
1,310,070,000.00
Beginning
Balance
94,650,205.00
155,680,000.00
355,000,000.00
480,680,000.00
90,410,000.00
1,176,420,205.00
Ending
Balance
50,721,376.08
155,680,000.00
355,000,000.00
480,680,000.00
90,410,000.00
1,132,491,376.08
Principal
Payment
43,928,828.92
0.00
0.00
0.00
0.00
43,928,828.92
Principal per $1000
Face Amount
192.417122
0.000000
0.000000
0.000000
0.000000
Note
Factor
0.222170
1.000000
1.000000
1.000000
1.000000
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralization Amount
Pool Balance
Initial
Overcollateralization
Amount
T
arget
Overcollateralization
Amount
Current Overcollateralization Amount
Class A-1 Notes
Class A-2A Notes
Class A-2B Notes
Class A-3 Notes
Class A-4 Notes
T
otal
33,599,469.69
1,343,669,469.69
56,330,004.86
1,399,999,474.55
Amount
33,599,469.69
33,591,736.74
33,591,736.74
Interest Rate
0.000000%
4.500000%
4.668670%
4.780000%
4.920000%
33,591,736.74
1,210,011,941.74
50,603,464.01
1,260,615,405.75
Percentage
2.50%
2.50%
2.50%
Interest Payment
0.00
583,800.00
1,335,109.93
1,914,708.67
370,681.00
$4,204,299.60
33,591,736.74
1,166,083,112.82
48,766,830.48
1,214,849,943.30
Interest per
$1000 Face
Amount
0.000000
3.750000
3.760873
3.983333
4.100000
Interest & Principal
Payment
43,928,828.92
583,800.00
1,335,109.93
1,914,708.67
370,681.00
$48,133,128.52
Interest & Principal Payment
per $1000 Face Amount
192.417122
3.750000
3.760873
3.983333
4.100000

Mercedes-Benz
Auto Receivables
T
rust 2025-1
Investor Report
Collection Period Ended
31-Mar-2025
A
vailable Funds
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
43,915,309.08
7,889,790.67
795,521.98
419,438.95
Distributions
(1)
T
otal Servicing Fee
Nonrecoverable Advances to the Servicer
(2)
T
otal Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)

Amounts in USD
1,050,512.84
0.00
0.00
Purchase Amounts
Advances made by the Servicer
Investment Earnings
A
vailable Collections
Reserve Fund Draw Amount
A
vailable Funds
0.00
0.00
170,978.92
53,191,039.60
0.00
53,191,039.60
(3) Interest Distributable Amount Class
A Notes
(4) Priority Principal Distributable Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
4,204,299.60
0.00
0.00
43,928,828.92
0.00
0.00
4,007,398.24
53,191,039.60
Distribution Detail
T
otal Servicing Fee
T
otal Trustee Fee
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Carryover Shortfall Amount
thereof on Class A-1 Notes
thereof on Class A-2A Notes
thereof on Class A-2B Notes
thereof on Class A-3 Notes
thereof on Class A-4 Notes
Interest Distributable Amount Class A
Notes
Priority Principal Distributable Amount
Regular Principal Distributable Amount
Aggregate Principal Distributable Amount
Due
1,050,512.84
0.00
4,204,299.60
0.00
583,800.00
1,335,109.93
1,914,708.67
370,681.00
0.00
0.00
0.00
0.00
0.00
0.00
4,204,299.60
0.00
43,928,828.92
43,928,828.92
Paid
1,050,512.84
0.00
4,204,299.60
0.00
583,800.00
1,335,109.93
1,914,708.67
370,681.00
0.00
0.00
0.00
0.00
0.00
0.00
4,204,299.60
0.00
43,928,828.92
43,928,828.92
Shortfall
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00

Mercedes-Benz
Auto Receivables
T
rust 2025-1
Investor Report
Collection Period Ended
31-Mar-2025

Amounts in USD
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount
Reserve Fund Amount - Beginning Balance
plus/minus change to meet Reserve Fund Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
Reserve Fund Amount - Ending Balance
Reserve Fund Deficiency
Investment Earnings
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collection Account
Investment Earnings for the Collection Period
3,359,173.67
3,359,173.67
0.00
11,416.37
11,416.37
0.00
3,359,173.67
0.00
11,416.37
159,562.55
170,978.92
Notice to Investors

Mercedes-Benz
Auto Receivables
T
rust 2025-1
Investor Report
Collection Period Ended
31-Mar-2025
Pool Statistics

Amounts in USD
Pool Data
Cutoff Date Pool Balance
Pool Balance beginning of Collection Period
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Principal Gross Losses
Pool Balance end of Collection Period
Pool Factor
W
eighted
A
verage APR
W
eighted
A
verage Number of Remaining Payments
W
eighted
A
verage Seasoning (months)
Amount
1,399,999,474.55
1,260,615,405.75
25,090,963.85
18,824,345.23
0.00
1,850,153.37
1,214,849,943.30
86.78%
As of Cutoff Date
7.95%
57.50
9.98
Number of Receivables
29,020
27,518
26,940
Current
7.99%
53.17
14.26

Mercedes-Benz
Auto Receivables
T
rust 2025-1
Investor Report
Collection Period Ended
31-Mar-2025
Delinquency Profile

Amounts in USD
Delinquency Profile
(1)
Current
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Amount
1,208,646,161.08
4,464,687.08
1,215,671.47
523,423.67
1,214,849,943.30
Number of Receivables
26,833
78
20
9
26,940
Percentage
99.49%
0.37%
0.10%
0.04%
100.00%
Delinquency
T
rigger
60+ Delinquency Loans to EOP Aggregate Securitization
V
alue
Delinquency Trigger occurred
3.550%
0.143%
No
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
Loss Statistics
Current
Cumulative
Losses
(1)
Principal Gross Losses
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Net Loss / (Gain)
Amount
1,850,153.37
790,389.93
412,957.46
646,805.98
Number of Receivables

Amount
5,596,305.45
3,098,210.39
537,506.14
1,960,588.92
Number of Receivables

Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
Current Collection Period
Prior Collection Period
Second Prior Collection Period
Third Prior Collection Period
Four Month
A
verage
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
A
verage Net Loss / (Gain)
0.627%
0.568%
0.314%
NA
0.503%
0.140%
15,939.75
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.